UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  028-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sally Humphrey
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

 /s/     Sally Humphrey     Cincinnati, OH     April 20, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $248,795 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    11886   193926 SH       SOLE                   193926        0        0
ANHEUSER BUSCH COMPANIES INCOR ADR 		035229103    12668   174200 SH       SOLE                   174200        0        0
APPLE INC                      COM              037833100      321      535 SH       SOLE                      535        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     9322   386305 SH       SOLE                   386305        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     9824   121060 SH       SOLE                   121060        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    13344   423475 SH       SOLE                   423475        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     2841    89920 SH       SOLE                    89920        0        0
CANADIAN OIL SANDS LIMITED CAN FOREIGN EQUITY   13643E105     9877   468820 SH       SOLE                   468820        0        0
CENOVUS ENERGY INC             COM              15135U109     6932   192845 SH       SOLE                   192845        0        0
CHEUNG KONG HLDGS LIMITED ADR  ADR		166744201      439    34015 SH       SOLE                    34015        0        0
CHEUNG KONG HOLDINGS LIMITED O FOREIGN EQUITY   Y13213106    11779   912000 SH       SOLE                   912000        0        0
COCA COLA CO                   COM              191216100      217     2930 SH       SOLE                     2930        0        0
COMCAST CORP NEW               CL A SPL         20030N200     9552   323687 SH       SOLE                   323687        0        0
ENCANA CORP                    COM              292505104     6764   344240 SH       SOLE                   344240        0        0
EXXON MOBIL CORP               COM              30231G102      379     4372 SH       SOLE                     4372        0        0
FAIRFAX FINL HLDGS LIMITED     FOREIGN EQUITY   303901102     8179    20289 SH       SOLE                    20289        0        0
GOOGLE INC                     CL A             38259P508     1025     1599 SH       SOLE                     1599        0        0
GROUPE DANONE SHS FRANCE       FOREIGN EQUITY   F12033134     8948   128230 SH       SOLE                   128230        0        0
HANG LUNG PROPERTIES LIMITED S FOREIGN EQUITY   Y30166105     9450  2575000 SH       SOLE                  2575000        0        0
HOWARD HUGHES CORP             COM              44267D107      643    10060 SH       SOLE                    10060        0        0
INTEL CORP                     COM              458140100    11864   421997 SH       SOLE                   421997        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851      439     6680 SH       SOLE                     6680        0        0
ISHARES TR                     S&P DEV EX-US    464288422      450    14251 SH       SOLE                    14251        0        0
JOHNSON & JOHNSON              COM              478160104      523     7933 SH       SOLE                     7933        0        0
LONGLEAF PARTNERS FUND NL      MUTUAL FUNDS 	543069108      664    22060 SH       SOLE                    22060        0        0
MEDTRONIC INC                  COM              585055106     8772   223835 SH       SOLE                   223835        0        0
MICROSOFT CORP                 COM              594918104    12664   392612 SH       SOLE                   392612        0        0
NESTLE S A SPONSORED ADR SWITZ ADR 		641069406    10839   172479 SH       SOLE                   172479        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     9225   166495 SH       SOLE                   166495        0        0
OAKMARK INTERNATIONAL SMALL CA MUTUAL FUNDS 	413838509     9232   642929 SH       SOLE                   642929        0        0
PEPSICO INC                    COM              713448108     5704    85965 SH       SOLE                    85965        0        0
PROCTER & GAMBLE CO            COM              742718109      408     6067 SH       SOLE                     6067        0        0
REPUBLIC SVCS INC              COM              760759100     8379   274185 SH       SOLE                   274185        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      541     7720 SH       SOLE                     7720        0        0
SCHLUMBERGER LTD               COM              806857108      269     3842 SH       SOLE                     3842        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     9245   205170 SH       SOLE                   205170        0        0
TOTAL S A                      SPONSORED ADR    89151E109     7525   147210 SH       SOLE                   147210        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1135    15711 SH       SOLE                    15711        0        0
VANGUARD TOTAL INTERNATIONAL S MUTUAL FUNDS 	921909602      666    45579 SH       SOLE                    45579        0        0
VANGUARD WORLD FDS             INF TECH ETF     92204A702     4651    62695 SH       SOLE                    62695        0        0
VARIAN MED SYS INC             COM              92220P105      207     3000 SH       SOLE                     3000        0        0
WASHINGTON FED INC             COM              938824109      221    13126 SH       SOLE                    13126        0        0
WELLS FARGO & CO NEW           COM              949746101    10782   315805 SH       SOLE                   315805        0        0
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